Average Annual Total Returns	Palmer Square Absolute Return Fund Class I Shares 9/1/2014 - 9/1/2014	Palmer Square Absolute Return Fund Class A Shares 9/1/2014 - 9/1/2014	Palmer Square Absolute Return Fund - Return After Taxes on Distributions Class I Shares 9/1/2014 - 9/1/2014		Palmer Square Absolute Return Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I Shares 9/1/2014 - 9/1/2014		Palmer Square Absolute Return Fund HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes) 9/1/2014 - 9/1/2014		Palmer Square Absolute Return Fund HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) 9/1/2014 - 9/1/2014
[AverageAnnualReturnAbstract]
1 Year	6.09%	(0.29%)	5.32%	[2]	3.65%	[2]	3.58%	[1]	6.72%	[1]
Since Inception	0.83%	(1.64%)	0.54%	[2]	0.56%	[2]	0.47%	[1]	0.72%	[1]
Inception Date	May 17, 2011	May 17, 2011	May 17, 2011	[2]	May 17, 2011	[2]	May 17, 2011	[1]	May 17, 2011	[1]

[1]	The Fund's performance benchmark was changed from the HFRX Global Hedge Fund Index to the HFRX Absolute Return Index, which the Fund believes more closely reflects the Fund's investment strategy.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class I Shares and after-tax returns for other classes will vary.